Inventories	3 Months Ended
Mar. 31, 2014
Inventories [Abstract]
Inventories

Note 3. Inventories

Inventories consisted of the following (in thousands):

	March 31,	December 31,
	2014	2013
Finished goods	$63,215	$42,251
Work-in-process	3,327	164
Raw materials	33,241	45,991
	$99,783	$88,406